CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2006 Convertible Notes Payable And Accrued Interest
Issuance of common stock, convertible note payable		$ 1,000,000
Issuance of Series B Preferred Stock, convertible debt	$ 175,000